Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets
5.	Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets

(a)	Trade accounts and notes receivable as of December 31, 2019 and December 31, 2020 are as follows:

( In millions of won )
	December 31, 2019		December 31, 2020
Due from third parties	~~W~~	2,576,391	3,054,471
Due from related parties		577,689	463,041

	~~W~~	3,154,080	3,517,512

(b)	Other accounts receivable as of December 31, 2019 and December 31, 2020 are as follows:

( In millions of won )
	December 31, 2019		December 31, 2020
Current assets
Non-trade receivables, net	~~W~~	463,614	140,616
Accrued income		10,434	3,864

	~~W~~	474,048	144,480

Non-current assets
Long-term non-trade receivables	~~W~~	9,072	—

	~~W~~	483,120	144,480

Due from related parties included in other accounts receivable, as of December 31, 2019 and 2020 are
~~W~~
19,431 million and
~~W~~
21,189 million, respectively.

(c)	The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2019 and December 31, 2020 are as follows:

(In millions of won)	December 31, 2019
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	~~W~~	3,119,914	208,086	(454)	(3,292)
Past due 1-15 days		34,626	3,512	(6)	(1)
Past due 16-30 days		—	598	—	(4)
Past due 31-60 days		—	61	—	—
Past due more than 60 days		—	274,185	—	(25)

	~~W~~	3,154,540	486,442	(460)	(3,322)

(In millions of won)	December 31, 2020
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	~~W~~	3,516,891	143,674	(1,047)	(1,740)
Past due 1-15 days		1,638	1,023	—	(8)
Past due 16-30 days		30	522	—	—
Past due 31-60 days		—	782	—	(8)
Past due more than 60 days		—	257	—	(22)

	~~W~~	3,518,559	146,258	(1,047)	(1,778)

The movement in the allowance for impairment in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)	Trade accounts and notes receivable
	2018		2019	2020
Balance at the beginning of the year	~~W~~	1,632	477	460
(Reversal of) bad debt expense		(1,155)	(17)	587

Balance at the end of the year	~~W~~	477	460	1,047

(In millions of won)	Other accounts receivable
	2018		2019	2020
Balance at the beginning of the year	~~W~~	1,311	1,281	3,322
(Reversal of) bad debt expense		(30)	2,041	(480)
Write-off		—	—	(1,064)

Balance at the end of the year	~~W~~	1,281	3,322	1,778

(d)	Other current assets as of December 31, 2019 and December 31, 2020 are as follows:

(In millions of won)	December 31, 2019		December 31, 2020
Advanced payments	~~W~~	6,203	34,808
Prepaid expenses		114,145	63,972
Value added tax refundable		826,730	693,623
Right to recover returned goods		22,106	11,063

	~~W~~	969,184	803,466